Share capital - Share Premium (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Share capital
Issue of equity		$ 295,725
Share premium	$ 354,179,329		$ 354,179,329
Share premium [member]
Share capital
Issue of equity		$ 295,559
Conversion of convertible notes	145,952,505		145,952,505
Recapitalizations costs	121,077,329		121,077,329
Share premium after issuance of shares conversion of convertible notes and recapitalization costs.	395,566,625		395,566,625
Costs attributable to the issuance of shares in connection with the business combination	(8,467,766)		(8,467,766)
Fair value of earnout shares	(75,550,455)		(75,550,455)
Share Premium After Costs Attributable to the issuance of shares in connection with the business combination and fair value of earnout shares	311,548,404		311,548,404
Issuance of shares to shareholders | Share premium [member]
Share capital
Issue of equity	88,873,188		88,873,188
Issuance of shares to PIPE investors | Share premium [member]
Share capital
Issue of equity	39,663,603		39,663,603
Issuance of shares in the normal course of business | Share premium [member]
Share capital
Issue of equity	$ 42,630,925		$ 42,630,925